EVENTS AFTER BALANCE SHEET DATE OF APRIL 30, 2018 (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities	kr 212,705	kr 205,583
Short-term loans repaid		2,000
Financial liabilities valued at amortized cost
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities	212,705	205,583
Non-negotiable promissory notes issued in June 2017 | Financial liabilities valued at amortized cost
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities	kr 6,000	0
Short-term loans, maturity date	June 30, 2018
Short-term loans, extended maturity date	September 30, 2018
Non-negotiable promissory notes issued in April 2018 | Financial liabilities valued at amortized cost
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities	kr 26,000	kr 0
Short-term loans, maturity date	May 31, 2018
Short-term loans repaid	kr 17,000
Short-term loans, extended maturity date	September 30, 2018
Remaining short-term loans	kr 9,000
Nexttobe | Financial development after closing day
Disclosure of non-adjusting events after reporting period [line items]
Short-term loans			kr 109,699